Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash And Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

Cash and cash equivalents

	December 31, 2024	December 31, 2023
	$	$
Cash	11,460	42,169
Cash equivalents	74,083	80,124
	85,543	122,293

As at December 31, 2024, $156 of cash and cash equivalents was held in Canadian dollars (December 31, 2023 – $2,438), $85,289 in US dollars (December 31, 2023 – $119,569) and $98 were held in Argentine Pesos (December 31, 2023 – $286). During the year ended December 31, 2024, cash and cash equivalents generated an interest income of $4,217 (2023 – $19,188).